FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2006

                  Date of reporting period: June 30, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                   (unaudited)

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
                                                                                                 Rating
    Principal                                                                                    Moody's/
      Amount               State of Oregon General Obligation Bonds (57.2%)                         S&P             Value (a)
----------------         ----------------------------------------------------------------------------------------------------

                         Bend, Oregon Transportation Highway System
                         (MBIA Corporation Insured)
      1,135,000          5.300%, 09/01/17                                                        Aaa/NR          $ 1,186,461

                         Benton and Linn Counties Oregon School District
                         #509J (Financial Security Assurance Insured)
      4,670,000          5.000%, 06/01/21                                                        Aaa/NR            4,829,434

                         Chemeketa, Oregon Community College District
                         (Financial Guaranty Insurance Corporation Insured)
      1,385,000          5.500%, 06/01/14                                                       Aaa/AAA            1,512,752

                         Clackamas, Oregon Community College District
                         (MBIA Corporation Insured)
      1,535,000          5.000%, 05/01/25                                                       Aaa/AAA            1,578,087

                         Clackamas County, Oregon School District #12
                         (North Clackamas)  (Financial Security Assurance
                         Insured)
      9,110,000          5.000%, 06/15/17                                                       Aaa/AAA            9,637,196

                         Clackamas County, Oregon School District #62
                         (Oregon City) (State School Bond Guaranty Program)
      2,055,000          5.500%, 06/15/20 pre-refunded                                          Aa3/AA-            2,169,402

                         Clackamas County, Oregon School District #86
                         (Canby) (Financial Security Assurance Insured)
      2,240,000          5.000%, 06/15/19                                                       Aaa/AAA            2,328,323
      1,000,000          5.000%, 06/15/23                                                       Aaa/AAA            1,031,990
      1,500,000          5.000%, 06/15/25                                                       Aaa/AAA            1,543,545

                         Clackamas County, Oregon School District #108
                         (Estacada) (Financial Security Assurance Insured)
      1,295,000          5.375%, 06/15/17 pre-refunded                                          Aaa/AAA            1,377,077
      2,000,000          5.000%, 06/15/25 pre-refunded                                          Aaa/AAA            2,093,400

                         Clackamas County, Oregon Tax Allocation
        705,000          6.500%, 05/01/20                                                        NR/NR*              707,700

                         Clackamas, Oregon Community College District
                         (Financial Guaranty Insurance Corporation Insured)
      3,955,000          5.250%, 06/15/17                                                       Aaa/AAA            4,149,270
      4,310,000          5.250%, 06/15/18                                                       Aaa/AAA            4,508,001

                         Clackamas and Washington Counties, Oregon
                         School District #3J (Financial Guaranty Insurance
                         Corporation Insured)
      1,620,000          5.000%, 06/01/17 pre-refunded                                          Aaa/AAA            1,638,322

                         Clatsop County, Oregon School District #1
                         (Astoria) (State School Bond Guaranty Program)
      1,895,000          5.500%, 06/15/19 pre-refunded                                           NR/AA-            2,004,038

                         Columbia County, Oregon School District #502
                         (Financial Guaranty Insurance Corporation Insured)
      2,070,000          zero coupon, 06/01/15                                                  Aaa/AAA            1,385,617

                         Columbia Gorge, Oregon Community College District
                         (MBIA Corporation Insured)
      1,440,000          5.000%, 06/15/22                                                        Aaa/NR            1,490,342

                         Deschutes County, Oregon Administrative School
                         District #1 (Bend-LaPine)
      1,500,000          5.000%, 12/01/17 pre-refunded                                           A1/NR             1,553,565

                         Deschutes County, Oregon Administrative School
                         District #1 (Bend-LaPine)
                         (Financial Security Assurance Insured)
      1,145,000          5.500%, 06/15/14 pre-refunded                                           Aaa/NR            1,223,936
      1,300,000          5.500%, 06/15/16 pre-refunded                                           Aaa/NR            1,389,622
      1,355,000          5.500%, 06/15/18 pre-refunded                                           Aaa/NR            1,448,414
      3,000,000          5.125%, 06/15/21 pre-refunded                                           Aaa/NR            3,156,780

                         Deschutes County, Oregon (Financial Security
                         Assurance Insured)
      2,000,000          5.000%, 12/01/14                                                        Aaa/NR            2,096,940
      1,615,000          5.000%, 12/01/15                                                        Aaa/NR            1,687,740
      2,260,000          5.000%, 12/01/16                                                        Aaa/NR            2,360,502

                         Deschutes County, Oregon School District #6
                         (Sisters) (Financial Security Assurance Insured)
      1,735,000          5.250%, 06/15/19                                                       Aaa/AAA            1,875,726
      1,030,000          5.250%, 06/15/21                                                       Aaa/AAA            1,116,860

                         Deschutes and Jefferson Counties Oregon
                         School District #02J (Redmond) (Financial Guaranty
                         Insurance Corporation Insured)
      1,000,000          5.000%, 06/15/21                                                        Aaa/NR            1,037,110
      2,330,000          zero coupon, 06/15/22                                                   Aaa/NR            1,085,384

                         Douglas County, Oregon School District #4
                         (Roseburg)
                         (State School Bond Guaranty Program)
      1,075,000          5.125%, 12/15/17 pre-refunded                                           Aa3/NR            1,136,286

                         Douglas County, Oregon School District
                         #116 (Winston-Dillard) (State School Bond Guaranty
                         Program)
      1,020,000          5.625%, 06/15/20 pre-refunded                                           NR/AA-            1,083,301

                         Eugene, Oregon  (Parks and Open Space)
      1,465,000          5.250%, 02/01/18 pre-refunded                                           Aa2/NR            1,513,228
      1,555,000          5.250%, 02/01/19 pre-refunded                                           Aa2/NR            1,606,191

                         Gresham, Oregon
                         (Financial Security Assurance Insured)
      1,155,000          5.375%, 06/01/18                                                        Aaa/NR            1,227,730

                         Jackson County, Oregon School District #4
                         (Phoenix-Talent)
                         (Financial Security Assurance Insured)
      1,395,000          5.500%, 06/15/18 pre-refunded                                          Aaa/AAA            1,491,171

                         Jackson County, Oregon School District #9
                         (Eagle Point) (MBIA Corporation Insured)
      2,080,000          5.500%, 06/15/15                                                        Aaa/NR            2,276,539
      1,445,000          5.500%, 06/15/16                                                        Aaa/NR            1,586,494

                         Jackson County, Oregon School District #9
                         (Eagle Point)
                         (State School Bond Guaranty Program)
      1,120,000          5.625%, 06/15/17 pre-refunded                                           Aa3/NR            1,203,440
      1,880,000          5.000%, 06/15/21 pre-refunded                                           Aa3/NR            1,967,796

                         Jackson County, Oregon School District #549
                         (Medford) (State School Bond Guaranty Program)
      1,750,000          5.000%, 06/15/12                                                        Aa3/NR            1,837,920

                         Jefferson County, Oregon School District #509J
                         (Financial Guaranty Insurance Corporation Insured)
      1,215,000          5.250%, 06/15/14                                                       Aaa/AAA            1,289,309
      1,025,000          5.250%, 06/15/17                                                       Aaa/AAA            1,084,358

                         Josephine County, Oregon School District #7
                         (Grants Pass)
                            (Financial Guaranty Insurance Corporation Insured)
      2,700,000          5.700%, 06/01/13 pre-refunded                                          Aaa/AAA            2,747,169

                         Josephine County, Oregon Three Rivers School
                         District (Financial Guaranty Insurance Corporation
                         Insured)
      1,000,000          5.000%, 12/15/19                                                        Aaa/NR            1,056,670

                         Josephine County, Oregon Three Rivers School District
                         (Financial Security Assurance Insured)
      1,780,000          5.250%, 06/15/18 pre-refunded                                           Aaa/NR            1,882,920
      1,130,000          5.000%, 06/15/19 pre-refunded                                           Aaa/NR            1,182,771

                         Lane and Douglas Counties, Oregon School
                         District #45J (South Lane)
                         (State School Bond Guaranty Program)
      1,525,000          6.000%, 06/15/18 pre-refunded                                           NR/AA-            1,637,469

                         Lane and Douglas Counties, Oregon School District
                         #97J (Siuslaw) (Financial Guaranty Insurance
                         Corporation Insured)
      1,340,000          5.375%, 06/15/17                                                        Aaa/NR            1,460,975

                         Lane and Douglas Counties, Oregon School District
                         #97J (Siuslaw)
                         (State School Bond Guaranty Program)
      1,000,000          5.400%, 06/15/19 pre-refunded                                           Aa3/NR            1,041,560

                         Lane County, Oregon  (Financial Security Assurance Insured)
      2,870,000          5.000%, 06/01/15                                                        Aaa/NR            3,007,990

                         Lane County, Oregon School District #40 (Creswell)
                         (State School Bond Guaranty Program)
      1,430,000          5.375%, 06/15/20 pre-refunded                                           NR/AA-            1,505,804

                         Lincoln County, Oregon School District
                            (Financial Guaranty Insurance Corporation Insured)
      1,245,000          5.250%, 06/15/12                                                       Aaa/AAA            1,289,857

                         Linn County, Oregon School District #7 (Harrisburg)
                         (State School Bond Guaranty Program)
      1,660,000          5.500%, 06/15/19 pre-refunded                                           NR/AA-            1,755,516

                         Linn County, Oregon School District #9 (Lebanon)
                            (Financial Guaranty Insurance Corporation Insured)
      3,000,000          5.600%, 06/15/30 pre-refunded                                          Aaa/AAA            3,276,960

                         Linn County, Oregon School District #9 (Lebanon)
                         (MBIA Corporation Insured)
      2,500,000          5.000%, 06/15/30                                                       Aaa/AAA            2,544,800

                         Madras Aquatic Center District, Oregon
      1,695,000          5.000%, 06/01/22                                                        NR/NR*            1,716,798

                         Metro, Oregon
      3,240,000          5.000%, 01/01/13                                                       Aa1/AAA            3,338,042
      3,000,000          5.250%, 09/01/14                                                       Aa1/AAA            3,202,440

                         Morrow County, Oregon School District #1
                         (Financial Security Assurance Insured)
      1,710,000          5.250%, 06/15/19                                                       Aaa/AAA            1,848,698

                         Multnomah County, Oregon School District
                         #007 (Reynolds) (MBIA Corporation Insured)
      2,625,000          5.000%, 06/01/25                                                        Aaa/NR            2,680,807

                         Multnomah County, Oregon School District #7 (Reynolds)
                         (State School Bond Guaranty Program)
        500,000          5.625%, 06/15/17 pre-refunded                                          Aa3/AA-              537,250
      2,375,000          5.125%, 06/15/19 pre-refunded                                          Aa3/AA-            2,499,117

                         Multnomah County, Oregon School District
                         #40 (David Douglas)
                            (Financial Security Assurance Insured)
      2,055,000          5.000%, 12/01/15 pre-refunded                                          Aaa/AAA            2,144,721

                         Multnomah and Clackamas Counties, Oregon
                         School District #10 (Gresham-Barlow)
                            (Financial Security Assurance Insured)
      1,140,000          5.000%, 06/15/16                                                       Aaa/AAA            1,190,901
      1,205,000          5.000%, 06/15/17                                                       Aaa/AAA            1,252,200
      1,500,000          5.500%, 06/15/18 pre-refunded                                          Aaa/AAA            1,603,410
      4,775,000          5.250%, 06/15/19                                                       Aaa/AAA            5,137,852
      2,650,000          5.000%, 06/15/21 pre-refunded                                          Aaa/AAA            2,773,755

                         Multnomah and Clackamas Counties, Oregon
                         School District #28JT (Centennial) (Financial Security
                         Assurance Insured)
      2,680,000          5.25%, 12/15/18                                                         Aaa/NR            2,901,743

                         Northern Oregon Correctional  (AMBAC Indemnity
                            Corporation Insured)
      1,195,000          5.400%, 09/15/16 pre-refunded                                          Aaa/AAA            1,218,267

                         Oak Lodge, Oregon Water District (AMBAC Indemnity
                            Corporation Insured)
        215,000          7.300%, 12/01/06                                                       Aaa/AAA              218,040
        215,000          7.400%, 12/01/07                                                       Aaa/AAA              218,229

                         Oregon  Coast Community College District
                         (MBIA Corporation Insured)
      1,590,000          5.250%, 06/15/17                                                        Aaa/NR            1,689,566
      1,475,000          5.250%, 06/15/20                                                        Aaa/NR            1,559,237

                         State of Oregon
      2,115,000          5.250%, 10/15/14                                                       Aa3/AA-            2,251,841

                         State of Oregon Board of Higher Education
        820,000          zero coupon, 08/01/16                                                  Aa3/AA-              516,174
      5,000,000          5.000%, 08/01/20                                                       Aa3/AA-            5,212,100
      2,560,000          5.500%, 08/01/21 pre-refunded                                          Aa3/AA-            2,697,037
      2,000,000          5.000%, 08/01/21                                                       Aa3/AA-            2,087,360
      2,130,000          5.000%, 08/01/22                                                       Aa3/AA-            2,184,613
        870,000          5.000%, 08/01/22 pre-refunded                                          Aa3/AA-              898,962
      1,655,000          5.600%, 08/01/23 pre-refunded                                          Aa3/AA-            1,703,359
      1,500,000          5.600%, 08/01/23 pre-refunded                                          Aa3/AA-            1,543,830

                         State of Oregon Elderly and Disabled Housing
         40,000          6.250%, 08/01/13                                                       Aa3/AA-               40,058

                         State of Oregon Veterans' Welfare
        700,000          9.200%, 10/01/08                                                        Aa3/NR              778,638
        695,000          5.200%, 10/01/18                                                       Aa3/AA-              708,372

                         Portland, Oregon
      1,000,000          4.600%, 06/01/14                                                        Aaa/NR            1,020,360
      2,975,000          zero coupon, 06/01/15                                                   Aa2/NR            1,987,925
      1,120,000          5.125%, 06/01/18                                                        Aaa/NR            1,159,133
     10,480,000          4.350%, 06/01/23                                                        Aa2/NR           10,294,923

                         Portland, Oregon Community College District
      3,015,000          5.125%, 06/01/13 pre-refunded                                           Aa2/AA            3,164,544
      3,115,000          5.125%, 06/01/16 pre-refunded                                           Aa2/AA            3,269,504
      2,350,000          5.000%, 06/01/21 pre-refunded                                           Aa2/AA            2,453,588

                         Portland, Oregon Community College District
                            (Financial Guaranty Insurance Corporation Insured)
      1,395,000          5.000%, 06/01/17 pre-refunded                                          Aaa/AAA            1,456,492

                         Rogue Community College District Oregon
                         (MBIA Corporation Insured)
      1,540,000          5.000%, 06/15/20                                                        Aaa/NR            1,599,583
      1,000,000          5.000%, 06/15/22                                                        Aaa/NR            1,033,470
      1,195,000          5.000%, 06/15/25                                                        Aaa/NR            1,225,281

                         Salem-Keizer, Oregon School District #24J
                         (Financial Security Assurance Insured)
      1,000,000          4.875%, 06/01/14                                                       Aaa/AAA            1,020,260
      1,000,000          5.000%, 06/15/19                                                       Aaa/AAA            1,037,790

                         Southwestern Oregon Community College District
                         (MBIA Corporation Insured)
      1,120,000          6.000%, 06/01/25 pre-refunded                                          Aaa/AAA            1,203,922

                         Tillamook County, Oregon School District #9
                         (Financial Security Assurance Insured)
      3,000,000          5.250%, 06/15/22                                                       Aaa/AAA            3,159,210

                         Tillamook and Yamhill Counties, Oregon School
                         District #101 (Nestucca Valley) (Financial
                         Security Assurance Insured)
      1,760,000          5.000%, 06/15/25                                                        NR/AAA            1,811,093

                         Umatilla County, Oregon School District
                         #16R (Pendleton) (Financial Guaranty Insurance
                         Corporation Insured)
      1,550,000          5.500%, 07/01/12                                                        Aaa/NR            1,671,815

                         Wasco County, Oregon School District #12
                         (The Dalles) (Financial Security Assurance Insured)
      1,135,000          6.000%, 06/15/15 pre-refunded                                          Aaa/AAA            1,220,840
      1,400,000          5.500%, 06/15/17                                                       Aaa/AAA            1,541,512
      1,790,000          5.500%, 06/15/20                                                       Aaa/AAA            1,981,673

                         Washington County, Oregon
      2,465,000          5.000%, 06/01/23                                                        Aa2/NR            2,565,966

                         Washington County, Oregon School District
                         #15 (Forest Grove) (Financial Security Assurance
                         Insured)
      1,760,000          5.375%, 06/15/16 pre-refunded                                           Aaa/NR            1,871,549
      2,000,000          5.000%, 06/15/21 pre-refunded                                           Aaa/NR            2,093,400

                         Washington County, Oregon School District #48J (Beaverton)
      2,000,000          5.125%, 01/01/15 pre-refunded                                          Aa2/AA-            2,095,740
      1,620,000          5.125%, 01/01/16 pre-refunded                                          Aa2/AA-            1,697,549

                         Washington County, Oregon School District
                         #48J (Beaverton) (Financial Guaranty Insurance
                         Corporation Insured)
      2,800,000          5.375%, 06/01/19 pre-refunded                                          Aaa/AAA            2,912,980

                         Washington County, Oregon School District
                         #48J (Beaverton) (Financial Security Assurance
                         Insured)
      1,900,000          5.000%, 06/01/16                                                       Aaa/AAA            1,995,627

                         Washington and Clackamas Counties, Oregon
                         School District #23 (Tigard) (MBIA Corporation
                         Insured)
      4,700,000          5.375%, 06/15/14 pre-refunded                                           Aaa/NR            5,043,758
      2,525,000          5.375%, 06/15/20 pre-refunded                                           Aaa/NR            2,709,679

                         Washington, Clackamas, and Yamhill County,
                         Oregon School District #88JT (Sherwood) (Financial
                         Security Assurance Insured)
      2,055,000          5.125%, 06/15/12 pre-refunded                                           Aaa/NR            2,124,849

                         Washington, Multnomah and Yamhill County,
                         Oregon School District #1J (Hillsboro)
      1,295,000          5.250%, 06/01/13 pre-refunded                                           Aa3/NR            1,342,850

                         Washington and Yamhill, Oregon County School
                         District #58J (Farmington View) (AMBAC Indemnity
                         Corporation Insured)
         90,000          6.600%, 11/01/06                                                       Aaa/AAA               90,826

                         Yamhill County, Oregon School District #29J
                         (Newberg) (MBIA Corporation Insured)
      2,850,000          5.250%, 06/15/17 pre-refunded                                           Aaa/NR            3,039,782
      3,765,000          5.250%, 06/15/20 pre-refunded                                           Aaa/NR            4,015,711

                                                                                                            -----------------
                         Total General Obligation Bonds                                                          244,164,361
                                                                                                            -----------------

                         State of Oregon Revenue Bonds (40.8%)
                         --------------------------------------------------------------------

                         Airport Revenue Bonds (0.7%)
                         --------------------------------------------------------------------

                         Port of Portland, Oregon Airport
                         (AMBAC Indemnity Corporation Insured)
      3,000,000          5.500%, 07/01/24                                                       Aaa/AAA            3,172,980
                                                                                                            -----------------

                         Certificates of Participation Revenue Bonds (5.7%)
                         --------------------------------------------------------------------

                         Oregon State Department Administrative Services
        595,000          5.000%, 11/01/19                                                       Aaa/AAA              609,036
        355,000          5.000%, 11/01/19 pre-refunded                                          Aaa/AAA              364,209

                         Oregon State Department Administration Services
                            (AMBAC Indemnity Corporation Insured)
        500,000          5.375%, 05/01/14                                                       Aaa/AAA              533,515
      1,120,000          5.000%, 05/01/21                                                       Aaa/AAA            1,151,786
      4,095,000          6.000%, 05/01/26 pre-refunded                                          Aaa/AAA            4,430,995

                         Oregon State Department Administrative Services
                         (Financial Guaranty Insurance Corporation
                         Insured)
      2,000,000          5.000%, 11/01/20                                                       Aaa/AAA            2,079,940
      2,660,000          5.000%, 11/01/23                                                       Aaa/AAA            2,746,477
      2,945,000          5.000%, 11/01/24                                                       Aaa/AAA            3,035,853
      1,475,000          5.000%, 11/01/26                                                       Aaa/AAA            1,514,397
      3,880,000          5.000%, 11/01/27                                                       Aaa/AAA            3,986,855

                         Oregon State Department of Administrative Services
                         (Financial Security Assurance Insured)
      1,135,000          5.000%, 05/01/15                                                       Aaa/AAA            1,186,234
      1,770,000          5.000%, 05/01/19                                                       Aaa/AAA            1,835,950
      1,000,000          5.000%, 05/01/22                                                       Aaa/AAA            1,029,930

                                                                                                            -----------------
                         Total Certificates of Participation Revenue Bonds                                        24,505,177
                                                                                                            -----------------

                         Hospital Revenue Bonds (7.6%)
                         --------------------------------------------------------------------

                         Clackamas County, Oregon Hospital Facilities
                         Authority  (Legacy Health
                            System)
      2,000,000          5.250%, 02/15/17                                                        Aa3/AA            2,077,500
      2,980,000          5.250%, 02/15/18                                                        Aa3/AA            3,078,727
      4,025,000          5.250%, 05/01/21                                                        Aa3/AA            4,150,741

                         Clackamas County, Oregon Hospital Facilities
                         Authority  (Legacy Health
                            System) (MBIA Corporation Insured)
      2,650,000          4.750%, 02/15/11                                                       Aaa/AAA            2,722,689

                         Clackamas County, Oregon Hospital Facilities
                         Authority  (Mary's Woods)
      3,480,000          6.625%, 05/15/29 pre-refunded                                           NR/NR*            3,787,354

                         Deschutes County, Oregon Hospital Facilities Authority
                         (Cascade Health)
      2,000,000          5.600%, 01/01/27 pre-refunded                                           A1/NR             2,153,160
      3,000,000          5.600%, 01/01/32 pre-refunded                                           A1/NR             3,229,740

                         Medford, Oregon Hospital Facilities Authority Revenue
        705,000          5.000%, 08/15/18 pre-refunded                                          Aaa/AAA              728,758
        345,000          5.000%, 08/15/18                                                       Aaa/AAA              353,049

                         Multnomah County Oregon Hospital Facility Authority
                         (Providence Health System)
      2,390,000          5.250%, 10/01/22                                                        Aa3/AA            2,507,014

                         Oregon Health Sciences University Series B
                         (MBIA Corporation Insured)
      1,400,000          5.250%, 07/01/15                                                       Aaa/AAA            1,429,750

                         State of Oregon Health Housing Educational
                         and Cultural Facilities Authority
                         (Peacehealth) (AMBAC Indemnity Corporation Insured)
      2,300,000          5.250%, 11/15/17                                                       Aaa/AAA            2,415,092
      1,850,000          5.000%, 11/15/26                                                       Aaa/AAA            1,889,275
      1,430,000          5.000%, 11/15/32                                                       Aaa/AAA            1,447,775

                         Western Lane County, Oregon Hospital
                         Facilities Authority (Sisters
                         of St. Joseph Hospital) (MBIA Corporation Insured)
        350,000          5.625%, 08/01/07                                                       Aaa/AAA              350,459

                                                                                                            -----------------
                         Total Hospital Revenue Bonds                                                             32,321,083
                                                                                                            -----------------

                         Housing, Educational, and Cultural Revenue Bonds (4.7%)
                         --------------------------------------------------------------------

                         Forest Grove, Oregon (Pacific University) (Radian Insured)
      4,000,000          5.000%, 05/01/22                                                        Aa3/AA            4,056,720

                         Multnomah County, Oregon Educational Facility
                         (University of Portland)
      1,000,000          6.000%, 04/01/20                                                       NR/BBB+            1,048,870

                         Oregon Health Sciences University, Oregon
                             (MBIA Corporation Insured)
     11,550,000          zero coupon, 07/01/21                                                  Aaa/AAA            5,657,190
      3,140,000          5.250%, 07/01/22                                                       Aaa/AAA            3,301,836

                         Oregon State Facilities Authority Revenue
                         (Willamette University) (Financial
                         Guaranty Corporation Insured)
        500,000          5.125%, 10/01/25                                                        NR/AAA              521,830

                         State of Oregon Housing and Community Services
          5,000          5.900%, 07/01/12                                                        Aa2/NR                5,090
        135,000          6.700%, 07/01/13                                                        Aa2/NR              135,555
        410,000          6.000%, 07/01/20                                                        Aa2/NR              416,630
      1,000,000          4.650%, 07/01/25                                                        Aa2/NR              997,490
      1,235,000          5.400%, 07/01/27                                                        Aa2/NR            1,252,747

                         State of Oregon Housing and Community
                          Services (MBIA
                            Corporation Insured)
      1,500,000          5.450%, 07/01/24                                                       Aaa/AAA            1,503,150

                         State of Oregon Housing, Educational
                          and Cultural Facilities
                          Authority (George Fox University) LOC:
                          Bank of America
      1,000,000          5.700%, 03/01/17 pre-refunded                                           NR/AA             1,032,190

                                                                                                            -----------------
                         Total Housing, Educational, and Cultural
                          Revenue Bonds                                                                            19,929,298
                                                                                                            -----------------


                         Transportation Revenue Bonds (4.7%)
                         --------------------------------------------------------------------

                         Oregon St. Department Transportation Highway Usertax
      1,000,000          5.500%, 11/15/14 pre-refunded                                          Aa2/AA+            1,082,840
      3,025,000          5.500%, 11/15/18 pre-refunded                                          Aa2/AA+            3,275,591
      2,555,000          5.375%, 11/15/18 pre-refunded                                          Aa2/AA+            2,703,522
      1,140,000          5.000%, 11/15/21                                                       Aa2/AA+            1,180,082
      4,545,000          5.125%, 11/15/26                                                       Aa2/AA+            4,733,436
      1,000,000          5.000%, 11/15/29                                                       Aa2/AA+            1,021,870

                         Tri-County Metropolitan Transportation District, Oregon
      1,440,000          5.750%, 08/01/16 pre-refunded                                          Aa3/AA+            1,535,962
      1,775,000          5.000%, 09/01/16                                                       Aa3/AA+            1,841,971

                         Tri-County Metropolitan Transportation District, Oregon
                         (LOC: Morgan Guaranty Trust)
      2,500,000          5.400%, 06/01/19                                                        NR/AA-            2,574,875

                                                                                                            -----------------
                         Total Transportation Revenue Bonds                                                       19,950,149
                                                                                                            -----------------

                         Urban Renewal Revenue Bonds (3.4%)
                         --------------------------------------------------------------------

                         Portland, Oregon Airport Way Renewal and Redevelopment (AMBAC
                            Indemnity Corporation Insured)
      1,640,000          6.000%, 06/15/14 pre-refunded                                           Aaa/NR            1,778,121
      1,765,000          5.750%, 06/15/20 pre-refunded                                           Aaa/NR            1,897,675

                         Portland, Oregon River District Urban Renewal and Redevelopment
                          (AMBAC Indemnity Corporation Insured)
      1,420,000          5.000%, 06/15/16                                                        Aaa/NR            1,483,403
      1,915,000          5.000%, 06/15/20                                                        Aaa/NR            1,974,939

                         Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                            Indemnity Corporation Insured) (Convention Center)
      1,150,000          5.750%, 06/15/18                                                        Aaa/NR            1,231,225
      2,000,000          5.450%, 06/15/19                                                        Aaa/NR            2,114,340

                         Portland Oregon Urban Renewal Tax Allocation
                         (Interstate Corridor) (Financial Guaranty Insurance
                         Corporation Insured)
      1,890,000          5.250%, 06/15/20                                                        Aaa/NR            2,011,962
      1,990,000          5.250%, 06/15/21                                                        Aaa/NR            2,115,390

                                                                                                            -----------------
                         Total Urban Renewal Revenue Bonds                                                        14,607,055
                                                                                                            -----------------

                         Utility Revenue Bonds (0.7%)
                         --------------------------------------------------------------------

                         Emerald Peoples Utility District, Oregon
                             (Financial Security Assurance Insured)
      1,455,000          5.250%, 11/01/22                                                        Aaa/NR            1,533,454

                         Eugene, Oregon Electric Utility
                             (Financial Security Assurance Insured)
      1,600,000          5.000%, 08/01/18                                                       Aaa/AAA            1,638,144

                                                                                                            -----------------
                         Total Utility Revenue Bonds                                                               3,171,598
                                                                                                            -----------------

                         Water and Sewer Revenue Bonds (12.0%)
                         --------------------------------------------------------------------

                         Bend, Oregon Sewer Revenue
                         (AMBAC Indemnity Corporation Insured)
      1,130,000          5.150%, 10/01/14 pre-refunded                                           Aaa/NR            1,184,150

                         Klamath Falls, Oregon Wastewater
                         (AMBAC Indemnity Corporation Insured)
      1,545,000          5.650%, 06/01/20 pre-refunded                                          Aaa/AAA            1,641,377

                         Klamath Falls, Oregon Water (Financial
                         Security Assurance Insured)
      1,575,000          5.500%, 07/01/16                                                       Aaa/AAA            1,729,807

                         Lebanon, Oregon Wastewater
                             (Financial Security Assurance Insured)
      1,000,000          5.700%, 03/01/20                                                       Aaa/AAA            1,054,050

                         Portland, Oregon Sewer System (Financial Guaranty
                             Insurance Corporation Insured)
      2,900,000          5.750%, 08/01/19 pre-refunded                                          Aaa/AAA            3,098,853

                         Portland, Oregon Sewer System (Financial
                         Security Assurance Insured)
      2,760,000          5.250%, 06/01/17                                                       Aaa/AAA            2,925,186
      4,595,000          5.000%, 06/01/17                                                       Aaa/AAA            4,820,247
      3,470,000          5.000%, 06/01/21                                                       Aaa/AAA            3,573,892

                         Portland, Oregon Sewer System Revenue
                         (MBIA Corporation Insured)
      1,610,000          5.000%, 06/15/27                                                       Aaa/AAA            1,659,572

                         Portland, Oregon Water System
      7,420,000          5.500%, 08/01/19                                                        Aa1/NR            7,782,764
      1,235,000          5.500%, 08/01/20                                                        Aa1/NR            1,293,971

                         Salem, Oregon Water & Sewer (Financial
                         Guaranty Insurance Corporation Insured)
      1,040,000          5.000%, 06/01/17                                                       Aaa/AAA            1,094,122

                         Salem, Oregon Water and Sewer (Financial
                             Security Assurance Insured)
      1,000,000          5.375%, 06/01/15                                                       Aaa/AAA            1,084,940
      1,970,000          5.375%, 06/01/16 pre-refunded                                          Aaa/AAA            2,073,445
      3,025,000          5.500%, 06/01/20 pre-refunded                                          Aaa/AAA            3,197,425

                         Sunrise Water Authority, Oregon (Financial
                         Security Assurance Insured)
      2,630,000          5.000%, 03/01/19                                                       Aaa/AAA            2,734,911
      1,350,000          5.250%, 03/01/24                                                       Aaa/AAA            1,422,900

                         Sunrise Water Authority, Oregon (XLCA Insured)
      1,160,000          5.000%, 09/01/25                                                       Aaa/AAA            1,185,578

                         Washington County, Oregon Clean Water Services
                             (Financial Guaranty Insurance Corporation Insured)
        995,000          5.000%, 10/01/13                                                       Aaa/AAA            1,039,138
      3,525,000          5.125%, 10/01/17                                                       Aaa/AAA            3,661,488

                         Washington County, Oregon Clean Water Services
                         (MBIA Corporation Insured)
      2,235,000          5.250%, 10/01/15                                                       Aaa/AAA            2,405,888

                         Washington County, Unified Sewer Agency  (AMBAC
                              Indemnity Corporation Insured)
        315,000          5.900%, 10/01/06                                                       Aaa/AAA              315,365

                                                                                                            -----------------
                         Total Water and Sewer Revenue Bonds                                                      50,979,069
                                                                                                            -----------------

                         Other Revenue Bonds (1.3%)
                         --------------------------------------------------------------------

                         Multnomah County, Oregon School District
                         #1J, Special Obligations
        345,000          5.000%, 03/01/07                                                        A2/A-               345,673

                         Oregon State Department of Administration
                         Services (Lottery Revenue) (Financial
                         Security Assurance Insured)
      2,000,000          5.750%, 04/01/14 pre-refunded                                          Aaa/AAA            2,113,540
      3,040,000          5.000%, 04/01/19                                                       Aaa/AAA            3,142,174

                                                                                                            -----------------
                         Total Other Revenue Bonds                                                                 5,601,387
                                                                                                            -----------------

                         Total Revenue Bonds                                                                     174,237,796
                                                                                                            -----------------

                         U.S. Territory (1.4%)
                         --------------------------------------------------------------------

                         Puerto Rico Municipal Finance Agency
                         (Financial Security Assurance Insured)
        500,000          5.250%, 08/01/16                                                       Aaa/AAA              530,880
      5,000,000          5.250%, 08/01/20                                                       Aaa/AAA            5,289,550

                                                                                                            -----------------
                         Total U.S. Territory Bonds                                                                5,820,430
                                                                                                            -----------------

                         Total Municipal Bonds  (cost $414,401,863**)                            99.4%           424,222,587

                         Other assets less liabilities                                            0.6              2,347,818
                                                                                             --------------------------------

                         Net Assets                                                              100.0%       $  426,570,405
                                                                                             ================================

                         (*) Any security not rated (NR) by
                         either rating service has been
                         determined by the Investment
                         Sub-Adviser to have sufficient quality
                         to be ranked in the top four credit
                         ratings if a credit rating were to be
                         assigned by a rating service.

                          (**) See note b.

            Portfolio Distribution By Quality Rating     Percent of
              (unaudited)                                Portfolio

            Aaa of Moody's or AAA of S&P                    67.9%

            Aa of Moody's or AA of S&P                      28.7

            A of Moody's or S&P                              1.7

            Baa of Moody's or BBB of S&P                     0.2

            Not rated*                                      ----
                                                             1.5
                                                            ----
                                                            100.0  %


             PORTFOLIO ABBREVIATIONS:
            AMBAC - American Municipal Bond Assurance Corp.
            LOC - Letter of Credit
            MBIA - Municipal Bond Investors Assurance
            NR       - Not Rated
            XLCA     - XL Capital Assurance

             See accompanying notes to financial
             statements.



                  TAX-FREE TRUST OF OREGON
                NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $413,921,237 amounted to $10,301,350, which consisted of aggregate gross unrealized appreciation of $12,828,520 and aggregate gross unrealized depreciation of $2,527,170.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Vice Chair, President and Trustee
      August 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 24, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 24, 2006